Loans Receivable (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2013 USD ($) loan	Sep. 30, 2015 loan	Dec. 31, 2014 USD ($) loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from sale of loans	$ 9,400
Gain on the repayment of loans receivable	200
Secured loans receivable, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	5,244		$ 5,249
Fair Value	$ 4,632		$ 5,174
Number of Loans | loan	2	1	1
Loans Receivable, Stated Interest Rate			9.75%
Unsecured loans receivable, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	$ 3,988		$ 4,242
Fair Value	$ 3,747		$ 4,106